LONG-TERM INVESTMENTS - Equity method investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LONG-TERM INVESTMENTS
Equity investments with readily determinable fair value	¥ 28,699	¥ 51,624
Xi'an JiangyuanAndike Ltd. ("JYADK")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	29.70%	29.70%
Equity investments with readily determinable fair value	¥ 16,440	¥ 14,925
Suzhou Shengshan Huiying Venture Capital Investment LLP. ("Suzhou Shengshan")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	5.15%	5.15%		5.15%	5.15%	5.41%	8.13%
Equity investments with readily determinable fair value	¥ 5,198	¥ 9,413
Zhejiang Marine Leasing Ltd
LONG-TERM INVESTMENTS
Equity interest in equity method investment	20.00%	20.00%
Equity investments with readily determinable fair value	¥ 196,488	¥ 189,676
Guangdong Hengjian Proton Medical Industry Co., Ltd. ("Guangdong Hengjian")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	14.20%	14.20%
Equity investments with readily determinable fair value	¥ 85,781	¥ 86,185
Shanghai Xinhe Enterprise Management Center (Limited Partnership) ("Shanghai Xinhe")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	72.73%	72.23%	99.99%
Equity investments with readily determinable fair value	¥ 22,448	¥ 22,448
Shanghai Changshengshu Management Co. Ltd. ("Shanghai Changshengshu")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	20.00%	20.00%
Equity investments with readily determinable fair value	¥ 663	¥ 1,216
Guangzhou Yicheng Biological Immune Technology Co. LTD("Guangzhou Yicheng")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	30.00%	30.00%
Equity investments with readily determinable fair value	¥ 178	¥ 300
Equity interest owned by the group
LONG-TERM INVESTMENTS
Equity investments with readily determinable fair value	¥ 428,842	324,163
Hebei CSPC Concord Hospital Management Co., LTD ("HCCH")
LONG-TERM INVESTMENTS
Equity interest in equity method investment	51.00%
Equity investments with readily determinable fair value	¥ 101,646	¥ 0